Deposits - Summary of Deposits (Parenthetical) (Detail) - CAD ($) $ in Millions	Jul. 31, 2024	Oct. 31, 2023
Disclosure Of Deposits [Line Items]
Deposits booked payable on a fixed date	$ 469,089
Deposits eligible for early redemption without penalty	31,363	$ 30,852
Non Interest Bearing Deposits	46,607	49,515
Bank Recapitalization (Bail-In) Regime [member]
Disclosure Of Deposits [Line Items]
Deposits booked payable on a fixed date	64,189	63,925
U.S. dollars [member]
Disclosure Of Deposits [Line Items]
Deposits liabilities	506,950	492,404
Non USD Non CAD [member]
Disclosure Of Deposits [Line Items]
Deposits liabilities	$ 56,436	$ 55,705